Exhibit 99.17

Loan ID	Seller Loan ID	Customer Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
xxxxxxxx	xxxxxxxx	0004	D	A	A	A	C	A	D	A	Closed	FPRO1244	2021-07-12 10:12	2021-07-21 10:35	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-CDA provided. - Due Diligence Vendor-07/21/2021 Open-Third party review product confirming origination appraised value within 10% variance not provided. - Due Diligence Vendor-07/12/2021	Resolved-CDA provided. - Due Diligence Vendor-07/21/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 36 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 759 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

																									Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.105875			QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	WA	Primary Residence	Purchase	NA	N/A	N/A